Business Combinations - Narrative (FY) (Details) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 02, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 01, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 shares
Business Acquisition [Line Items]
Common stock, authorized (in shares)		250,000,000	250,000,000	250,000,000		250,000,000
Common stock, par value (in usd per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, authorized (in shares)		25,000,000	25,000,000	25,000,000		25,000,000
Preferred stock, par value (in usd per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, issued (in shares)		44,597,154	43,589,850	44,597,154		55,221,494
Common stock, outstanding (in shares)		44,597,154	43,589,850	44,597,154		55,221,494
Warrants issued and outstanding (in shares)			18,645,997				0
Expense related to share-based award accelerated vesting | $	$ 223
Innventure LLC
Business Acquisition [Line Items]
Parent ownership percentage			88.30%
Noncontrolling owner percentage			13.70%
Innventure LLC
Business Acquisition [Line Items]
Share rights ratio			1
Shares issuable for acquisition (in shares)	43,494,999
Contingent consideration (in shares)			5,000,000
Transaction costs | $	$ 5,292		$ 9,627		$ 3,452
Revenue of acquiree | $		$ 455
Net loss of acquiree | $		$ 18,333
Pro forma revenue | $				$ 1,219	1,117
Pro forma net loss | $				$ 105,972	$ 74,165
Innventure LLC | Learn CW
Business Acquisition [Line Items]
Transaction costs | $			$ 9,233
Class B Preferred
Business Acquisition [Line Items]
Preferred stock, authorized (in shares)		3,000,000	3,000,000	3,000,000		3,000,000
Preferred stock, par value (in usd per share) | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001